SPDR® Index Shares Funds

One Lincoln Street

Boston, MA 02111

September 17, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	SPDR Index Shares Funds (“Registrant”)

File Nos.: 333-92106 and 811-21145

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above-referenced Registrant do not differ from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 107 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on September 11, 2015 with a designated effective date of September 14, 2015 (Accession No. 0001193125-15-318592 ).

Any comments or questions with respect to this filing should be directed to my attention at (617) 662-2532.

Sincerely,

/s/ Christopher A. Madden

Christopher A. Madden

Secretary

cc: W. John McGuire, Esq.